SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING
Schedule of the Company's revenues generated from each segment

	Years ended December 31, 2011
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$819,405,032	$395,171,888	$—	$(229,297,553)	$985,279,367
Gross profit	$53,857,042	$37,759,156	$—	$4,436,946	$96,053,144

	Years ended December 31, 2012
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$748,873,942	$518,132,795	$6,856,099	$(304,730,940)	$969,131,896
Gross (loss) profit	$(52,897,042)	$19,151,940	$3,323,488	$(5,272,043)	$(35,693,657)

	Years ended December 31, 2013
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$1,271,561,269	$1,299,162,865	$17,510,352	$(1,068,599,614)	$1,519,634,872
Gross profit	$21,226,834	$92,950,381	$9,960,204	$(20,874,452)	$103,262,967

Schedule of the Company's revenues generated from each product

	Years ended December 31,
	2011	2012	2013
Solar wafers	$471,661,221	$434,863,725	$315,037,453
Service revenue from tolling arrangement	72,470,242	666,771	1,223,637
Solar modules	381,024,666	494,158,334	1,116,885,469
Power	—	5,062,579	11,509,721
Solar cells	557,198	1,862,342	23,855,100
Other materials	59,566,040	32,518,145	51,123,492
Total	$985,279,367	$969,131,896	$1,519,634,872

Schedule of the Company's revenues generated by geographic location of customers

	Years ended December 31,
	2011	2012	2013
Mainland China	$384,612,702	$423,874,152	$417,469,224
Taiwan	115,391,115	79,457,996	85,619,124
Australia	3,264,955	60,324,084	54,762,854
Singapore	2,303,270	49,825,855	8,273,503
Korea	89,186,998	18,035,540	51,907,636
India	4,309,772	6,102,690	59,754,261
Hong Kong	1,054,364	3,599,811	10,228,201
Japan	227,108	27,930	67,284,375
Asia Pacific Total	$600,350,284	$641,248,058	$755,299,178

Germany	110,503,738	133,066,515	155,371,123
Greece	15,294,700	53,337,917	34,028,666
Belgium	31,231,396	25,411,767	12,976,650
America	64,693,678	16,461,811	236,934,758
Italy	61,615,219	13,662,581	21,171,093
France	37,126,579	11,893,602	49,441,441
Spain	38,586,654	8,266,207	29,026,431
Czech Republic	6,563,582	4,117,232	4,484,825
England	—	5,266,047	73,191,279
Netherlands	3,853,451	3,719,537	16,433,862
South Africa	—	—	18,431,560
Others	15,460,086	52,680,622	112,844,006
Total	$985,279,367	$969,131,896	$1,519,634,872